Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
Reconciliations of changes in net assets available for benefits per the financial statements to the Form 5500 were as follows:

	December 31, 2025	December 31, 2024
Net assets available for benefits per financial statements	$3,541,657,860	$3,127,608,443
Deemed loans	(342,603)	(375,973)
Net assets available for benefits per Form 5500	$3,541,315,257	$3,127,232,470

Year Ended December 31, 2025
Increase in net assets per financial statements	$414,049,417
Deemed loan activity	15,370
Net income per Form 5500	$414,064,787